Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the differences between the provision for income tax computed and the reported provision for income taxes
Taxes on earnings at statutory rate in domicile of parent company	$ (6,844)	$ (84,677)	$ (18,945)
Earnings taxed at rates less or greater than parent company rates:
United States
Foreign	1,991	5,773	(149)
State income taxes, net of U.S. federal benefit	869	(767)	(1,326)
Contingent earnout		(3,500)	(15,869)
Other impairment	(992)
Goodwill impairment	1,282	23,372
Non deductibles	5,087	1,651	1,462
Acquisition costs	(128)		1,208
Changes in provision for unrecognized tax positions	1,154	(786)	(931)
Change in valuation allowance	3,806	26,902	16
Stock-based compensation	1,100	915	3,865
Deferred tax adjustments	(3,543)	(85)	(86)
Other	945	(2,356)	1,804
Total provision (benefit) for income taxes	$ 4,727	$ (33,558)	$ (28,951)